RELATED-PARTY TRANSACTIONS - Key management share ownership (Details) - shares	Apr. 22, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors
Disclosure of transactions between related parties [line items]
Total share ownership		6,835,179	6,710,926	7,944,068
Neal Froneman
Disclosure of transactions between related parties [line items]
Total share ownership		4,829,128	4,858,723	4,555,954
Percentage of shares		0.17%	0.18%	0.20%
Total share ownership in escrow	2,725,411
ADR shares held in escrow	319,165
Charl Keyter
Disclosure of transactions between related parties [line items]
Total share ownership		1,775,994	1,673,316	1,530,119
Percentage of shares		0.06%	0.06%	0.07%
Total share ownership in escrow	2,037,730
Tim Cumming
Disclosure of transactions between related parties [line items]
Total share ownership		1,242	242	106
Barry Davison
Disclosure of transactions between related parties [line items]
Total share ownership				1,567,710
Percentage of shares				0.07%
Rick Menell
Disclosure of transactions between related parties [line items]
Total share ownership		84,625	108,625	108,625
Sello Moloko
Disclosure of transactions between related parties [line items]
Total share ownership				111,534
Keith Rayner
Disclosure of transactions between related parties [line items]
Total share ownership		68,992	68,992	68,992
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Total share ownership		1,027	1,028	1,028
Vincent Maphai [Member]
Disclosure of transactions between related parties [line items]
Total share ownership		50,000
Savannah Danson
Disclosure of transactions between related parties [line items]
Total share ownership		2,519
Harry Kenyon-Slaney [Member]
Disclosure of transactions between related parties [line items]
Total share ownership		16,852
ADR shares held		4,213
Elaine Jay Dorward-King [Member]
Disclosure of transactions between related parties [line items]
Total share ownership		4,800
Chris Bateman
Disclosure of transactions between related parties [line items]
Total share ownership			32,747	32,747
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Total share ownership		94,707	31,652	219,782
Percentage of shares				0.01%
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total share ownership			184,311	114,744
Percentage of shares			0.01%	0.01%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Total share ownership	6,100	38,975	38,975	50,743
Total share ownership in escrow	989,754
Themba Nkosi
Disclosure of transactions between related parties [line items]
Total share ownership		59,022	796	19,107
Total share ownership in escrow	795,975
Wayne Robinson
Disclosure of transactions between related parties [line items]
Total share ownership		184,333	73,292	39,321
Percentage of shares		0.01%
Total share ownership in escrow	915,070
ADR shares held in escrow	9,036
Richard Stewart
Disclosure of transactions between related parties [line items]
Total share ownership		105,303	362,747	421,653
Percentage of shares			0.01%	0.02%
Total share ownership in escrow	1,135,892
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Total share ownership	366	24,341	257,732	271,537
Percentage of shares			0.01%	0.01%
Total share ownership in escrow	1,598,602
Laurent Charbonnier [Member]
Disclosure of transactions between related parties [line items]
Total share ownership		35,620
ADR shares held		8,905